Annual Total Returns [BarChart] - QS Legg Mason Dynamic Multi-Strategy VIT Portfolio - Class II	May 01, 2021
Bar Chart Table:
Annual Return 2012	10.29%
Annual Return 2013	18.12%
Annual Return 2014	6.37%
Annual Return 2015	(5.44%)
Annual Return 2016	(0.47%)
Annual Return 2017	13.82%
Annual Return 2018	(7.25%)
Annual Return 2019	15.51%
Annual Return 2020	(8.31%)